SCHEDULE III Real Estate and Accumulated Depreciation (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Real Estate Properties:
Balance, beginning of year	$ 4,600,914	$ 4,596,784	$ 4,180,544
Acquisitions		29,978	356,928
Improvements	84,731	86,922	81,938
Disposals	(20,715)	(52,770)	(22,626)
Balance, close of year	4,724,930	4,600,914	4,596,784
Unaudited aggregate cost of real estate for federal income tax purposes	4,479,780
Reconciliation of Accumulated Depreciation:
Balance, beginning of year	1,781,073	1,664,253	1,546,670
Depreciation expense	159,791	161,578	139,667
Disposals	(20,388)	(44,758)	(22,084)
Balance, close of year	$ 1,920,476	$ 1,781,073	$ 1,664,253
Structure | Maximum
Estimated original lives
Depreciable life	35 years
Structure | Minimum
Estimated original lives
Depreciable life	10 years
Landscaping and parking lot
Estimated original lives
Depreciable life	15 years
HVAC equipment
Estimated original lives
Depreciable life	10 years